Note Employee benefits (Accumulated benefit obligation in excess of plan assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 754,558	$ 816,988
Accumulated benefit obligation	754,558	816,988
Fair value of plan assets	685,823	767,539
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	153,415	170,720
Accumulated benefit obligation	153,415	170,720
Fair value of plan assets	$ 0	$ 0